Schedule of Investments ─ NYLI Candriam International Equity ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.5%

Australia — 8.1%
Ampol Ltd.	4,726	$85,782
ANZ Group Holdings Ltd.	58,658	1,120,320
APA Group	25,691	109,289
ASX Ltd.	3,811	150,899
BlueScope Steel Ltd.	8,678	115,240
Brambles Ltd.	27,396	338,347
CAR Group Ltd.	6,699	169,521
Charter Hall Group	9,229	90,493
Cochlear Ltd.	1,283	255,790
Coles Group Ltd.	25,543	310,682
Commonwealth Bank of Australia	32,858	3,290,698
Computershare Ltd.	10,405	228,192
Dexus	21,058	95,359
EBOS Group Ltd.	3,151	71,257
Evolution Mining Ltd.	39,065	138,890
Goodman Group	36,714	834,716
GPT Group (The)	37,977	109,676
Insurance Australia Group Ltd.	46,634	267,609
Lynas Rare Earths Ltd.*	18,366	72,515
Macquarie Group Ltd.	7,034	1,056,497
Medibank Pvt Ltd.	54,626	136,292
Mineral Resources Ltd.	3,356	73,224
Mirvac Group	78,071	96,176
National Australia Bank Ltd.	60,232	1,508,045
NEXTDC Ltd.*	12,503	115,811
Pilbara Minerals Ltd.*(a)	54,520	78,216
QBE Insurance Group Ltd.	29,607	386,706
Ramsay Health Care Ltd.	3,609	75,952
REA Group Ltd.	1,012	157,638
Reece Ltd.	5,847	87,165
Scentre Group	103,132	237,372
SEEK Ltd.	6,805	97,456
Sonic Healthcare Ltd.	9,203	163,887
Stockland	47,337	152,651
Suncorp Group Ltd.	25,030	324,895
Telstra Group Ltd.	227,109	559,553
TPG Telecom Ltd.	7,775	21,338
Transurban Group	61,025	509,300
Vicinity Ltd.	76,169	104,998
Wesfarmers Ltd.	22,136	1,057,639
Westpac Banking Corp.	67,424	1,418,536
WiseTech Global Ltd.	3,397	262,338
Woodside Energy Group Ltd.	37,332	575,392
Woolworths Group Ltd.	23,844	453,021
Worley Ltd.	7,437	67,077
Total Australia		17,632,450

Austria — 0.4%
ANDRITZ AG	1,413	80,495
BAWAG Group AG*	1,491	135,701
CA Immobilien Anlagen AG	676	16,767
Erste Group Bank AG	6,193	382,673
EVN AG	703	17,028
IMMOFINANZ AG*	635	11,116
Verbund AG	641	49,377
voestalpine AG	2,219	46,689
Wienerberger AG	2,120	62,281
Total Austria		802,127

Belgium — 0.5%
Ageas SA	3,008	155,786
Azelis Group NV	2,267	46,804
Colruyt Group NV	749	27,641
D’ieteren Group	413	69,724
Elia Group SA(a)	556	37,714
Financiere de Tubize SA	380	60,361
Lotus Bakeries NV(a)	8	85,659
Sofina SA	297	74,593
Solvay SA	1,419	43,575
UCB SA	2,365	462,699
	Shares	Value
Common Stocks (continued)

Belgium (continued)
Warehouses De Pauw CVA	3,540	$76,545
Total Belgium		1,141,101

Chile — 0.1%
Antofagasta PLC	6,864	147,122

China — 0.9%
Alibaba Health Information Technology Ltd.*	99,089	45,910
China Gas Holdings Ltd.	53,110	43,897
China Mengniu Dairy Co., Ltd.	58,456	116,138
Chow Tai Fook Jewellery Group Ltd.	34,369	30,921
CSPC Pharmaceutical Group Ltd.	162,293	92,899
ESR Group Ltd.	52,319	80,443
Fosun International Ltd.	41,006	22,367
Geely Automobile Holdings Ltd.	113,595	208,482
NXP Semiconductors NV	5,009	1,044,627
Wilmar International Ltd.	46,733	107,583
Yangzijiang Shipbuilding Holdings Ltd.	52,627	118,433
Total China		1,911,700

Denmark — 0.8%
AP Moller - Maersk A/S, Class B	52	77,114
AP Moller - Maersk A/S, Class A	47	68,226
Genmab A/S*	1,277	253,418
Novonesis (Novozymes) B, Class B	7,135	410,713
Orsted A/S*(a)	3,744	145,051
Pandora A/S	1,609	309,441
Tryg A/S	6,675	135,672
Vestas Wind Systems A/S*	19,809	273,036
Total Denmark		1,672,671

Faroe Islands — 0.0%(b)
Bakkafrost P/F	986	56,389

Finland — 1.3%
Elisa OYJ	2,789	120,438
Huhtamaki OYJ	2,070	76,779
Kesko OYJ, Class B(a)	5,345	102,794
Kone OYJ, Class B	6,528	339,311
Metso Outotec OYJ(a)	13,813	137,850
Neste OYJ(a)	8,514	108,289
Nokia OYJ	103,646	489,220
Nordea Bank Abp	62,763	749,019
Orion OYJ, Class B	2,118	115,241
Stora Enso OYJ, Class R(a)	11,269	125,289
UPM-Kymmene OYJ(a)	10,393	306,836
Wartsila OYJ Abp	9,625	182,654
Total Finland		2,853,720

France — 6.3%
Air Liquide SA	11,077	1,941,455
AXA SA	33,577	1,279,273
BNP Paribas SA	19,683	1,344,734
Capgemini SE	3,098	566,654
Cie de Saint-Gobain SA	8,982	845,771
Cie Generale des Etablissements Michelin SCA	13,017	454,672
Credit Agricole SA	19,409	293,471
Dassault Systemes SE	13,349	524,551
EssilorLuxottica SA	5,692	1,572,186
Hermes International SCA	637	1,803,824
Kering SA	1,396	367,811
Legrand SA	4,957	509,536
L’Oreal SA	4,403	1,640,912
Sartorius Stedim Biotech	551	127,962
Societe Generale SA	14,566	473,193
Total France		13,746,005

Germany — 9.2%
adidas AG	3,263	864,638
Bayerische Motoren Werke AG	5,797	473,667
Beiersdorf AG	1,897	254,294
Continental AG	2,143	153,226

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Germany (continued)
Deutsche Boerse AG	3,583	$887,975
Deutsche Post AG	18,901	683,969
Deutsche Telekom AG	63,564	2,137,632
E.ON SE	43,573	517,286
Fresenius Medical Care AG	3,950	197,264
Fresenius SE & Co. KGaA*	8,101	311,340
Hapag-Lloyd AG	125	18,088
Heidelberg Materials AG	2,550	361,711
Infineon Technologies AG	25,642	854,467
Knorr-Bremse AG	1,312	104,338
Mercedes-Benz Group AG	14,679	899,097
Merck KGaA	2,545	387,326
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,636	1,431,516
SAP SE	20,152	5,624,837
Siemens AG	14,572	3,142,535
Symrise AG	2,614	268,261
Talanx AG	1,194	101,905
Vonovia SE	13,787	424,094
Total Germany		20,099,466

Guatemala — 0.0%(b)
Millicom International Cellular SA	2,010	53,906

Hong Kong — 2.1%
AIA Group Ltd.	215,090	1,497,591
Cathay Pacific Airways Ltd.	11,876	16,004
CK Infrastructure Holdings Ltd.	11,967	81,402
Futu Holdings Ltd.	1,439	139,079
Hang Lung Properties Ltd.	33,529	26,465
Hang Seng Bank Ltd.	13,982	174,874
HKT Trust & HKT Ltd.	71,152	87,483
Hong Kong & China Gas Co., Ltd.	180,347	138,184
Hong Kong Exchanges & Clearing Ltd.	23,327	904,147
Link REIT	50,682	208,801
MTR Corp., Ltd.	30,965	96,771
Prudential PLC	53,201	448,322
Sino Biopharmaceutical Ltd.	193,023	69,860
Sino Land Co., Ltd.	68,788	65,949
Swire Pacific Ltd., Class B	14,843	20,841
Swire Pacific Ltd., Class A	7,625	65,959
Swire Properties Ltd.	20,735	40,876
Techtronic Industries Co., Ltd.	26,636	357,581
Wharf Real Estate Investment Co., Ltd.	30,497	75,698
Total Hong Kong		4,515,887

Ireland — 0.6%
AerCap Holdings NV	3,795	362,802
AIB Group PLC	36,023	213,266
Bank of Ireland Group PLC	19,953	199,706
Kerry Group PLC, Class A	2,969	306,020
Kingspan Group PLC	3,039	212,615
Total Ireland		1,294,409

Israel — 0.6%
Bank Leumi Le-Israel BM	29,859	374,752
Check Point Software Technologies Ltd.*	1,678	365,838
Global-e Online Ltd.*	1,927	115,408
Nice Ltd.*	1,247	208,921
Plus500 Ltd.	1,411	49,616
Wix.com Ltd.*	1,067	254,896
Total Israel		1,369,431

Italy — 1.5%
A2A SpA	30,856	73,295
Amplifon SpA	2,601	70,004
Banca Mediolanum SpA	4,036	54,627
FinecoBank Banca Fineco SpA	12,108	231,474
Generali	20,343	647,753
Intesa Sanpaolo SpA	305,895	1,333,352
Moncler SpA	4,248	270,614
Nexi SpA*	9,458	48,374
	Shares	Value
Common Stocks (continued)

Italy (continued)
Pirelli & C SpA	5,001	$30,278
Poste Italiane SpA	9,046	138,142
Prysmian SpA	5,540	387,820
Recordati Industria Chimica e Farmaceutica SpA	1,938	118,361
Total Italy		3,404,094

Japan — 27.3%
Advantest Corp.	14,441	807,521
Aeon Co., Ltd.	15,414	374,774
Ajinomoto Co., Inc.	10,026	404,342
Alfresa Holdings Corp.	3,722	51,137
Amada Co., Ltd.	6,007	62,301
Asahi Kasei Corp.	26,938	183,617
Asics Corp.	12,437	279,983
Astellas Pharma, Inc.	35,167	343,949
Azbil Corp.	10,214	77,471
Bandai Namco Holdings, Inc.	11,312	282,051
BayCurrent, Inc.	2,563	109,985
Bridgestone Corp.	10,793	389,552
Brother Industries Ltd.	4,987	88,372
Canon, Inc.	17,722	574,291
Capcom Co., Ltd.	6,639	152,502
Central Japan Railway Co.	18,338	342,128
Chiba Bank Ltd. (The)	14,504	124,481
Chugai Pharmaceutical Co., Ltd.	12,589	547,461
Coca-Cola Bottlers Japan Holdings, Inc.	2,786	43,513
Concordia Financial Group Ltd.	22,059	129,078
CyberAgent, Inc.	8,202	61,654
Dai Nippon Printing Co., Ltd.	8,480	125,845
Daifuku Co., Ltd.	6,785	140,958
Daiichi Sankyo Co., Ltd.	37,783	1,043,577
Daiwa House Industry Co., Ltd.	12,203	385,988
Daiwa House REIT Investment Corp.	44	69,417
Daiwa Securities Group, Inc.	28,385	207,320
Denso Corp.	35,065	488,555
Dentsu Group, Inc.	3,882	90,375
Disco Corp.	1,754	506,774
East Japan Railway Co.	21,524	385,653
Ebara Corp.	9,165	152,671
Eisai Co., Ltd.	5,609	167,383
ENEOS Holdings, Inc.	54,761	278,349
FANUC Corp.	18,377	552,912
Fast Retailing Co., Ltd.	3,455	1,138,577
FUJIFILM Holdings Corp.	18,056	401,698
Fujitsu Ltd.	35,464	691,187
Fukuoka Financial Group, Inc.	3,667	100,336
GLP J-Reit	94	77,215
Hakuhodo DY Holdings, Inc.	4,339	32,364
Hankyu Hanshin Holdings, Inc.	4,685	119,629
Haseko Corp.	5,052	66,604
Hirose Electric Co., Ltd.	572	68,817
Hitachi Construction Machinery Co., Ltd.	2,050	49,380
Hitachi Ltd.	86,808	2,212,104
Honda Motor Co., Ltd.	90,943	868,319
Hoshizaki Corp.	2,146	79,881
Hoya Corp.	6,710	908,894
Hulic Co., Ltd.	10,072	89,175
Ibiden Co., Ltd.	2,472	73,370
Inpex Corp.	16,807	202,965
Isetan Mitsukoshi Holdings Ltd.	6,612	115,160
Isuzu Motors Ltd.	11,701	158,117
ITOCHU Corp.	24,498	1,136,384
J Front Retailing Co., Ltd.	4,946	69,774
Japan Exchange Group, Inc.	20,729	220,944
Japan Metropolitan Fund Invest	143	87,268
Japan Post Bank Co., Ltd.	7,645	79,511
Japan Post Insurance Co., Ltd.	3,623	70,939
Japan Real Estate Investment Corp.	137	96,789
JFE Holdings, Inc.	11,685	135,828
Kajima Corp.	8,778	156,967
Kansai Paint Co., Ltd.	3,073	41,804

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Kao Corp.	8,896	$355,151
Kawasaki Kisen Kaisha Ltd.	7,596	96,783
KDDI Corp.	29,419	985,256
Keio Corp.	2,181	55,437
Keisei Electric Railway Co., Ltd.	9,427	90,404
Kewpie Corp.	2,044	39,850
Keyence Corp.	3,619	1,571,700
Kikkoman Corp.	15,251	160,537
Kintetsu Group Holdings Co., Ltd.	3,751	81,197
Koito Manufacturing Co., Ltd.	4,060	53,631
Kose Corp.	664	29,527
Kubota Corp.	20,674	260,544
Kurita Water Industries Ltd.	2,231	78,276
Kyocera Corp.	26,203	273,367
Kyowa Kirin Co., Ltd.	4,935	73,937
Kyushu Railway Co.	2,788	68,057
Lasertec Corp.	1,555	155,349
Lixil Corp.	5,522	62,388
Marubeni Corp.	32,586	487,790
Marui Group Co., Ltd.	3,526	59,044
MatsukiyoCocokara & Co.	6,710	99,729
Medipal Holdings Corp.	3,539	53,388
MEIJI Holdings Co., Ltd.	4,852	97,855
MINEBEA MITSUMI, Inc.	7,682	124,569
MISUMI Group, Inc.	5,652	91,231
Mitsubishi Chemical Group Corp.	28,265	145,021
Mitsubishi Estate Co., Ltd.	22,936	335,931
Mitsui Chemicals, Inc.	3,525	77,739
Mitsui Fudosan Co., Ltd.	53,669	488,514
Mitsui OSK Lines Ltd.	7,125	243,313
Mizuho Financial Group, Inc.	49,750	1,383,747
MonotaRO Co., Ltd.	4,898	84,185
MS&AD Insurance Group Holdings, Inc.	25,122	527,100
Murata Manufacturing Co., Ltd.	35,891	572,379
NEC Corp.	4,999	501,191
NGK Insulators Ltd.	5,738	74,110
Nichirei Corp.	2,517	64,189
Nikon Corp.	6,460	69,690
Nintendo Co., Ltd.	22,659	1,496,943
Nippon Building Fund, Inc.	162	129,202
Nippon Prologis REIT, Inc.	45	68,844
Nippon Sanso Holdings Corp.	3,702	105,549
Nippon Television Holdings, Inc.	3,211	59,627
Nippon Yusen K.K.	8,928	281,591
Nissan Chemical Corp.	2,540	76,848
Nisshin Seifun Group, Inc.	5,069	57,253
Nissin Foods Holdings Co., Ltd.	3,618	81,239
Niterra Co., Ltd.	3,124	103,716
Nitori Holdings Co., Ltd.	1,624	190,559
Nitto Denko Corp.	13,821	247,055
Nomura Holdings, Inc.	59,351	390,563
Nomura Real Estate Holdings, Inc.	2,053	54,915
Nomura Real Estate Master Fund, Inc.	81	78,202
Nomura Research Institute Ltd.	7,916	270,581
NSK Ltd.	7,680	33,487
NTT Data Group Corp.	12,312	240,833
Obayashi Corp.	13,717	185,182
Odakyu Electric Railway Co., Ltd.	6,298	59,991
Oji Holdings Corp.	18,422	74,652
Omron Corp.	3,716	123,347
Ono Pharmaceutical Co., Ltd.	7,943	82,739
Open House Group Co., Ltd.	1,484	48,828
Oriental Land Co., Ltd.	21,685	490,276
ORIX Corp.	22,266	474,078
Otsuka Holdings Co., Ltd.	8,716	457,949
Panasonic Holdings Corp.	43,728	450,976
Persol Holdings Co., Ltd.	36,528	55,812
Rakuten Group, Inc.*	28,337	179,812
Recruit Holdings Co., Ltd.	29,922	2,112,028
Renesas Electronics Corp.*	32,089	436,730
Resona Holdings, Inc.	42,821	320,501
Resonac Holdings Corp.	3,485	85,499
	Shares	Value
Common Stocks (continued)

Japan (continued)
Ricoh Co., Ltd.	10,634	$122,684
Rohm Co., Ltd.	6,628	63,690
Rohto Pharmaceutical Co., Ltd.	3,904	66,558
Ryohin Keikaku Co., Ltd.	5,108	135,971
Santen Pharmaceutical Co., Ltd.	6,689	67,668
Sanwa Holdings Corp.	3,797	119,660
SCREEN Holdings Co., Ltd.	1,848	130,380
SCSK Corp.	2,844	63,345
Secom Co., Ltd.	8,178	276,367
Seibu Holdings, Inc.	4,424	95,880
Seiko Epson Corp.	5,457	99,237
Sekisui Chemical Co., Ltd.	7,351	122,430
Sekisui House Ltd.	11,755	271,993
SG Holdings Co., Ltd.	8,985	84,947
Sharp Corp.*	5,501	33,201
Shimadzu Corp.	5,440	158,791
Shimano, Inc.	1,538	217,614
Shimizu Corp.	10,757	93,746
Shin-Etsu Chemical Co., Ltd.	38,211	1,203,455
Shinko Electric Industries Co., Ltd.*	1,263	47,763
Shionogi & Co., Ltd.	15,070	222,863
Shiseido Co., Ltd.	7,769	131,323
SMC Corp.	1,109	421,685
Sohgo Security Services Co., Ltd.	7,024	47,311
Sojitz Corp.	4,433	91,666
Sompo Holdings, Inc.	17,964	504,871
Sony Group Corp.	119,449	2,653,565
Square Enix Holdings Co., Ltd.	1,748	71,060
Stanley Electric Co., Ltd.	2,967	49,712
Subaru Corp.	11,933	209,608
Sugi Holdings Co., Ltd.	2,030	35,402
SUMCO Corp.	6,753	50,457
Sumitomo Chemical Co., Ltd.	28,402	61,665
Sumitomo Electric Industries Ltd.	14,355	269,996
Sumitomo Forestry Co., Ltd.	3,298	114,157
Sumitomo Heavy Industries Ltd.	2,274	47,110
Sumitomo Metal Mining Co., Ltd.	5,086	117,847
Sumitomo Mitsui Financial Group, Inc.	76,530	1,911,644
Sumitomo Mitsui Trust Group, Inc.	12,975	325,276
Sumitomo Rubber Industries Ltd.	3,473	40,730
Suntory Beverage & Food Ltd.	2,486	77,494
Sysmex Corp.	9,450	181,921
T&D Holdings, Inc.	10,540	201,815
Taisei Corp.	3,321	139,810
Taiyo Yuden Co., Ltd.	2,434	34,423
TDK Corp.	37,324	455,191
Terumo Corp.	28,187	533,432
TIS, Inc.	4,317	95,902
Tobu Railway Co., Ltd.	3,805	65,780
Tokyo Century Corp.	3,252	31,638
Tokyo Electron Ltd.	8,905	1,506,978
Tokyu Corp.	10,927	125,182
Tokyu Fudosan Holdings Corp.	11,795	76,247
TOPPAN Holdings, Inc.	5,261	148,402
Tosoh Corp.	5,945	79,471
TOTO Ltd.	3,029	74,507
Toyota Motor Corp.	220,410	4,232,413
Trend Micro, Inc.	2,625	156,466
Tsuruha Holdings, Inc.	751	46,103
Unicharm Corp.	24,599	193,011
United Urban Investment Corp.	61	59,247
USS Co., Ltd.	7,869	70,813
West Japan Railway Co.	9,435	174,442
Yakult Honsha Co., Ltd.	5,266	96,478
Yamada Holdings Co., Ltd.	12,878	37,881
Yamaha Corp.	7,568	53,858
Yamaha Motor Co., Ltd.	17,384	146,392
Yamato Holdings Co., Ltd.	5,377	64,673
Yaskawa Electric Corp.	5,195	152,277
Yokogawa Electric Corp.	4,750	105,031
Yokohama Rubber Co., Ltd. (The)	2,607	59,059
Zensho Holdings Co., Ltd.	1,832	101,591

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
ZOZO, Inc.	2,640	$87,051
Total Japan		59,771,760

Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	3,147	89,624

Mexico — 0.0%(b)
Fresnillo PLC	3,657	31,626

Netherlands — 4.7%
Adyen NV*	592	966,204
Argenx SE*	1,169	765,847
ASM International NV	905	533,432
ASML Holding NV	7,702	5,786,408
Koninklijke Ahold Delhaize NV	18,277	649,038
Koninklijke KPN NV	64,697	234,791
Universal Music Group NV	15,203	425,770
Wolters Kluwer NV	4,642	848,102
Total Netherlands		10,209,592

New Zealand — 0.4%
a2 Milk Co., Ltd. (The)*(a)	13,440	48,933
Auckland International Airport Ltd.	29,560	144,389
Contact Energy Ltd.	15,626	82,158
Infratil Ltd.	18,211	115,413
Mercury NZ Ltd.	13,059	46,586
Meridian Energy Ltd.	25,329	84,486
Spark New Zealand Ltd.	36,228	59,601
Xero Ltd.*	2,525	288,644
Total New Zealand		870,210

Norway — 0.7%
Aker ASA, A Shares	439	23,611
Aker BP ASA	6,088	127,475
AutoStore Holdings Ltd.*	14,628	13,199
DNB Bank ASA	16,121	343,400
Gjensidige Forsikring ASA	3,592	73,782
Leroy Seafood Group ASA	5,323	26,440
Nordic Semiconductor ASA*	3,270	32,977
Norsk Hydro ASA	25,520	151,164
Orkla ASA	15,777	146,962
Schibsted ASA, A Shares	1,312	38,996
Schibsted ASA, B Shares	1,790	51,462
SpareBank 1 SOR-Norge ASA	4,094	58,453
Storebrand ASA	8,050	95,067
Telenor ASA	11,882	145,472
TOMRA Systems ASA	4,629	68,671
Var Energi ASA	15,086	46,415
Wallenius Wilhelmsen ASA	2,014	16,293
Total Norway		1,459,839

Poland — 0.6%
Allegro.eu SA*	12,390	91,688
Bank Polska Kasa Opieki SA	3,500	138,415
Budimex SA	253	29,814
CD Projekt SA(a)	1,373	71,483
Dino Polska SA*	950	105,505
InPost SA*	3,442	56,714
KGHM Polska Miedz SA	2,706	83,923
LPP SA	22	89,310
mBank SA*	260	40,385
ORLEN SA	11,543	153,132
Powszechna Kasa Oszczednosci Bank Polski SA	16,887	278,712
Santander Bank Polska SA	660	82,527
Total Poland		1,221,608

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	145,349	76,365
EDP SA	55,655	175,652
Jeronimo Martins SGPS SA	5,454	108,008
	Shares	Value
Common Stocks (continued)

Portugal (continued)
Navigator Co. SA (The)	4,239	$15,556
Total Portugal		375,581

Singapore — 1.9%
CapitaLand Ascendas REIT	70,551	134,824
CapitaLand Integrated Commercial Trust	99,762	143,537
Capitaland Investment Ltd.	45,290	82,206
City Developments Ltd.	7,899	29,433
DBS Group Holdings Ltd.	39,591	1,303,147
Mapletree Logistics Trust	67,211	60,501
Mapletree Pan Asia Commercial Trust	45,673	40,776
Oversea-Chinese Banking Corp., Ltd.	63,225	811,713
Singapore Exchange Ltd.	16,233	146,963
Singapore Telecommunications Ltd.	140,640	345,555
STMicroelectronics NV(a)	12,700	288,141
United Overseas Bank Ltd.	26,333	728,806
UOL Group Ltd.	10,425	39,076
Total Singapore		4,154,678

South Africa — 0.3%
Anglo American PLC	24,145	714,180

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	3,411	174,743
Amadeus IT Group SA	8,846	652,909
Banco Bilbao Vizcaya Argentaria SA	112,041	1,287,024
Cellnex Telecom SA*	11,210	377,454
EDP Renovaveis SA	5,942	55,810
Iberdrola SA	114,062	1,617,346
Red Electrica Corp. SA	8,015	135,312
Telefonica SA(a)	100,105	409,494
Total Spain		4,710,092

Sweden — 2.9%
AAK AB	3,483	101,725
AddTech AB, B Shares	4,738	138,978
Alfa Laval AB	5,594	250,733
Atlas Copco AB, A Shares	49,841	839,145
Atlas Copco AB, B Shares	29,613	443,819
Avanza Bank Holding AB(a)	2,360	71,316
Axfood AB	2,148	46,226
Beijer Ref AB(a)	8,129	121,281
Boliden AB	5,331	160,711
Castellum AB*	8,065	87,874
Embracer Group AB*	2,715	55,239
EQT AB	9,775	322,258
Essity AB, B Shares	11,878	301,693
Fabege AB	4,404	33,132
H & M Hennes & Mauritz AB, B Shares(a)	10,927	146,426
Hexagon AB, B Shares	37,979	445,060
Holmen AB, B Shares	1,798	68,348
Husqvarna AB, B Shares	7,649	41,138
Indutrade AB	5,299	146,809
Investment AB Latour, B Shares(a)	2,675	70,362
Nibe Industrier AB, B Shares(a)	29,265	117,993
Securitas AB, B Shares(a)	9,962	127,415
Skandinaviska Enskilda Banken AB, A Shares	31,218	443,175
Skanska AB, B Shares	6,572	141,431
SKF AB, B Shares(a)	7,397	150,357
SSAB AB, A Shares	4,369	21,151
SSAB AB, B Shares	11,424	54,252
Svenska Cellulosa AB SCA, B Shares	11,854	163,779
Svenska Handelsbanken AB, A Shares	27,517	305,541
Svenska Handelsbanken AB, B Shares(a)	699	10,505
Sweco AB, B Shares	3,587	56,338
Swedbank AB, A Shares	19,616	428,349
Swedish Orphan Biovitrum AB*	4,595	139,520
Tele2 AB, B Shares	10,731	119,688
Telia Co. AB	44,728	131,967
Thule Group AB	2,097	66,744

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Sweden (continued)
Volvo Car AB, B Shares*	9,219	$20,944
Total Sweden		6,391,422

Switzerland — 4.2%
ABB Ltd.	31,470	1,731,101
Chocoladefabriken Lindt & Spruengli AG	19	219,702
DSM-Firmenich AG	5,174	531,519
Geberit AG	649	365,078
Givaudan SA	182	799,112
Kuehne + Nagel International AG	1,009	230,679
Lonza Group AG	1,376	881,925
Partners Group Holding AG	423	648,906
SGS SA	2,965	289,039
Sika AG	2,993	768,974
Straumann Holding AG	2,097	301,023
Swiss Life Holding AG	563	463,148
Swisscom AG	501	283,314
Zurich Insurance Group AG	2,855	1,741,203
Total Switzerland		9,254,723

United Kingdom — 11.1%
3i Group PLC	18,828	913,326
Admiral Group PLC	4,662	156,578
Ashtead Group PLC	8,596	566,729
Associated British Foods PLC	6,094	144,021
AstraZeneca PLC	29,491	4,156,882
Auto Trader Group PLC	17,584	172,694
Aviva PLC	52,662	336,335
Barratt Redrow PLC	26,801	151,688
Berkeley Group Holdings PLC	1,963	94,686
Bunzl PLC	6,592	282,421
Coca-Cola Europacific Partners PLC	4,023	316,007
Compass Group PLC	33,451	1,160,061
ConvaTec Group PLC	32,781	100,608
Croda International PLC	2,568	106,702
DCC PLC	1,962	136,521
Halma PLC	7,415	280,366
Hargreaves Lansdown PLC	6,870	94,113
Informa PLC	26,174	281,774
InterContinental Hotels Group PLC	2,932	394,188
Intermediate Capital Group PLC	5,738	168,974
Intertek Group PLC	3,192	202,673
J Sainsbury PLC	33,171	104,855
JD Sports Fashion PLC	48,854	54,099
Kingfisher PLC	36,304	111,059
Land Securities Group PLC	14,774	107,391
Legal & General Group PLC	115,314	347,174
Lloyds Banking Group PLC	1,202,756	931,658
London Stock Exchange Group PLC	8,213	1,228,174
M&G PLC	47,219	122,331
Melrose Industries PLC	25,359	193,217
National Grid PLC	96,304	1,172,449
NatWest Group PLC	134,066	721,471
Next PLC	2,289	283,053
Pearson PLC	12,718	212,151
Phoenix Group Holdings PLC	14,842	96,359
Reckitt Benckiser Group PLC	13,584	899,636
RELX PLC	36,556	1,828,254
Rentokil Initial PLC	49,678	246,168
Rightmove PLC	15,613	129,863
Sage Group PLC (The)	19,681	329,647
Schroders PLC	15,808	69,533
Segro PLC	24,585	219,151
Spirax Group PLC	1,458	146,651
SSE PLC	21,752	440,959
Taylor Wimpey PLC	70,182	104,863
Unilever PLC	48,149	2,771,200
United Utilities Group PLC	13,532	172,008
Vodafone Group PLC	414,232	353,497
Weir Group PLC (The)	5,147	155,152
Whitbread PLC	3,559	124,397
Wise PLC, Class A*	13,440	186,036
	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
WPP PLC	21,375	$205,410
Total United Kingdom		24,285,213

United States — 10.7%
Alcon AG	9,678	892,288
CSL Ltd.	9,482	1,658,571
CyberArk Software Ltd.*	842	312,365
Experian PLC	18,080	900,181
GSK PLC	81,559	1,423,837
Haleon PLC	137,991	642,460
James Hardie Industries PLC*	8,447	287,835
Monday.com Ltd.*	678	173,202
Nestle SA	51,512	4,395,297
Novartis AG	37,629	3,960,773
Roche Holding AG	13,831	4,356,220
Roche Holding AG, Bearer	569	190,116
Schneider Electric SE	10,607	2,705,367
Stellantis NV	40,439	544,904
Swiss Re AG	5,687	873,044
Tenaris SA	9,147	174,772
Total United States		23,491,232

Total Common Stocks
(Cost $199,707,102)		217,731,858

Preferred Stocks — 0.1%

Germany — 0.1%
Bayerische Motoren Werke AG, 8.84%	1,166	89,151
Sartorius AG, 0.26%	489	142,336

Total Preferred Stocks
(Cost $241,378)		231,487

Short-Term Investments — 0.1%

Money Market Funds — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(c)(d)	193,030	193,030
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%(c)	80,508	80,508

Total Short-Term Investments
(Cost $273,538)		273,538

Total Investments — 99.7%
(Cost $200,222,018)		218,236,883
Other Assets and Liabilities, Net — 0.3%		651,728

Net Assets — 100%		$218,888,611

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2025 (unaudited)

Industry	Value	% of Net Assets
Financials	$47,849,849	21.9%
Industrials	36,000,613	16.4
Information Technology	29,307,719	13.4
Health Care	28,844,133	13.2
Consumer Discretionary	25,731,552	11.7
Consumer Staples	16,346,618	7.5
Materials	10,863,678	5.0
Communication Services	10,248,273	4.7
Real Estate	5,823,051	2.6
Utilities	5,195,288	2.4
Energy	1,752,571	0.8
Money Market Funds	273,538	0.1
Total Investments	$218,236,883	99.7%
Other Assets and Liabilities, Net	651,728	0.3
Total Net Assets	$218,888,611	100.0%

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,206,933; total market value of collateral held by the Fund was $2,330,893. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,137,863.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2025 (unaudited)

Total Return Swap contracts outstanding at January 31, 2025:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	5/06/2026	Monthly	$738,375	$-

At January 31, 2025 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of January 31, 2025.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$217,731,858	$—	$—	$217,731,858
Preferred Stocks	231,487	—	—	231,487
Short-Term Investments:
Money Market Funds	273,538	—	—	273,538
Total Investments in Securities	218,236,883	—	—	218,236,883
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$218,236,883	$—	$—	$218,236,883
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)	For a complete listing of investments and their countries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended January 31, 2025 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.